Detail of Certain Balance Sheet Accounts - Parks, Resorts and Other Property, at Cost (Detail) - USD ($) $ in Millions	Oct. 03, 2020	Sep. 28, 2019
Parks, resorts and other property, at cost
Attractions, buildings and improvements	$ 31,279	$ 29,509
Furniture, fixtures and equipment	22,976	21,265
Land improvements	6,828	6,649
Leasehold improvements	1,028	1,166
Parks, resorts and other property, before projects in progress and land, Total	62,111	58,589
Accumulated depreciation	(35,517)	(32,415)
Projects in progress	4,449	4,264
Land	1,035	1,165
Parks, resorts and other property	$ 32,078	$ 31,603